Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Income (loss) recorded in the Netherlands	(22)	(20)	(19)
Income (loss) from foreign operations	4,508	2,357	1,286
Income (loss) before income tax benefit (expense)	4,486	2,337	1,267

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
The Netherlands taxes - current	—	—	—
Foreign taxes - current	(510)	(285)	(171)
Total current taxes	(510)	(285)	(171)
The Netherlands taxes - deferred	—	—	—
Foreign taxes - deferred	(10)	(46)	12
Total deferred taxes	(10)	(46)	12
Income tax expense	(520)	(331)	(159)
Effective tax rate	12%	14%	13%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.8% in 2022, 25% in 2021 and 25% in 2020, and the effective income tax rate are the following:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Income tax benefit (expense) computed at statutory rate	(1,158)	(584)	(316)
Non-deductible and non-taxable permanent differences, net	22	4	(1)
Valuation allowance adjustments	140	(2)	11
Effect on deferred taxes of changes in enacted tax rates	6	6	(5)
Current year credits	30	39	40
Other tax and credits	(51)	(22)	(40)
Benefits from tax holidays	60	49	37
Net impact of changes to uncertain tax positions	(12)	(8)	(1)
Earnings of subsidiaries taxed at different rates	443	187	116
Income tax benefit (expense)	(520)	(331)	(159)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2022	December 31, 2021
Tax loss carryforwards and investment credits	520	707
Less unrecognized tax benefit	(25)	(81)
Tax loss carryforwards net of unrecognized tax benefit	495	626
Inventory valuation	42	28
Impairment and restructuring charges	4	4
Fixed asset depreciation in arrears	55	52
Increased depreciation incentives	83	128
Capitalized development costs	79	121
Receivables for government funding	121	64
Tax credits granted on past capital investments	218	213
Pension service costs	62	82
Stock awards	17	14
Operating lease liabilities	50	39
Commercial accruals	27	12
Other temporary differences	23	25
Total deferred tax assets	1,276	1,408
Valuation allowances	(416)	(576)
Deferred tax assets, net	860	832
Accelerated fixed asset depreciation	(37)	(32)
Acquired intangible assets	(23)	(22)
Advances of government funding	(177)	(115)
Operating lease right-of-use assets	(50)	(39)
Other temporary differences	(31)	(36)
Deferred tax liabilities	(318)	(244)
Net deferred income tax asset	542	588

Gross Deferred Tax Assets On Tax Loss Carryforwards And Investment Credits Expiration Table Text Block

As of December 31, 2022, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting from 2023.

December 31,
Year	2022
2023	3
2024	2
2025	2
2026	2
2027	5
Thereafter	506
Total	520

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of 2022, 2021 and 2020 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Balance at beginning of year	118	48	48
Additions based on tax positions related to the current year	4	72	1
Additions based on acquisitions related to the current year	—	—	—
Additions for tax positions of prior years	13	1	1
Reduction for tax positions of prior years	(69)	(1)	(2)
Settlements	(2)	—	(1)
Foreign currency translation	(3)	(2)	1
Balance at end of year	61	118	48